Provisions - Additional Information (Detail) ₽ in Millions, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 RUB (₽)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of other provisions [line items]
Other tax claims	₽ 760			₽ 576
Minmetals Engineering Co. Ltd [Member]
Disclosure of other provisions [line items]
Provisions for legal claims	8,675			₽ 1,045	$ 18	$ 143
Counter-claim	3,492	$ 58	€ 4
Minmetals Engineering Co. Ltd [Member] | Exchange rate [Member]
Disclosure of other provisions [line items]
Counter-claim	₽ 267